Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTING POLICIES.
Summary of Estimated Useful Lives of Property, Plant and Equipment

The following table are the main categories of property, plant and equipment with their respective estimated useful lives:

Categories of Property, plant and equipment	Years of estimated useful lives
Buildings	10 – 60
Plant and equipment	6 – 65
IT equipment	3 – 15
Fixtures and fittings	2 – 35
Motor vehicles	5 – 10

Additionally, the following table sets forth more details on the useful lives of plant and equipment items:

Categories of Property, plant and equipment	Years of estimated useful lives
Generating facilities:
Hydroelectric plants
Civil engineering works	10 – 65
Electromechanical equipment	10 – 45
Fuel oil/coal-fired power plants	25 – 40
Combined cycle power plants	10 – 25
Renewable energy power plants	20
Transmission and distribution facilities:
High-voltage network	10 – 60
Low- and medium-voltage network	10 – 50
Measuring and remote control equipment	10 – 50
Primary substations	6 – 25
Natural gas transport facilities
Pipelines	20